INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Statutory Federal income tax rate	34.00%	34.00%
State and local taxes net of Federal benefit	0.53%	4.15%
Permanent differences	4.66%	4.77%
Provision to return	1.47%	0.00%
IMT opening balance	(4.65%)	0.00%
Valuation allowance	(36.01%)	(42.92%)
Effective tax rate	0.00%	0.00%